Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Insurance prepaids	$ 7.4	$ 5.3
Other prepaids	22.3	5.7
Derivative assets	6.9	2.9
Other current assets	$ 36.6	$ 13.9